Document and Entity Information	12 Months Ended
Jan. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov 30, 2012
Registrant Name	Federated Managed Pool Series
Central Index Key	0001340579
Amendment Flag	false
Document Creation Date	Jan 29, 2013
Document Effective Date	Jan 29, 2013
Prospectus Date	Jan 31, 2013

Federated International Bond Strategy Portfolio
Federated International Bond Strategy Portfolio (the "Fund")
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund's investment objective is to achieve total return on its assets, by investing primarily in foreign government and corporate bonds in both developed and emerging markets.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Federated International Bond Strategy Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Federated International Bond Strategy Portfolio
Management Fee		none
Distribution (12b-1) Fee		none
Other Expenses		6.55%
Total Annual Fund Operating Expenses		6.55%
Fee Waivers and/or Expense Reimbursements	[1]	6.55%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		none
[1]	The Adviser will not charge a fee for its advisory services to the Fund. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. Shareholders must approve any change to the contractual reimbursements. The table shows the net expenses of the Fund as 0.00% reflecting the fact that the Fund is used to implement certain fixed-income strategies that are offered to Eligible Investors and Eligible Accounts (as such are defined in this Prospectus). Investors should carefully consider the separate fees charged in connection with investment in the Fund.

Example
This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Federated International Bond Strategy Portfolio	none	none	none	none

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
The Fund pursues its investment objective by investing primarily in non-dollar and dollar denominated fixed-income securities of foreign governments and their agencies or foreign corporations. The Fund does not limit its investment to securities of issuers in a particular market capitalization or maturity range or rating category, and can hold rated and unrated securities, including securities rated below investment grade. The Fund invests in fixed-income securities of issuers in both developed and emerging market countries. When investing in emerging markets fixed-income securities, the Fund may invest in such securities directly or through investment in the Emerging Markets Fixed Income Core Fund (the "Underlying Fund"), a portfolio of Federated Core Trust II, L.P. At times, the Fund's investment in the Underlying Fund may be a substantial portion of its portfolio.

The Fund may invest in debt investments denominated in any currency. The Fund may buy or sell currencies in lieu of or in addition to non-U.S. dollar denominated fixed-income investments in order to increase or decrease its exposure to interest rate and/or currency markets.

Although not a part of the Fund's principal investment policies and strategies, when the Adviser considers the risk/return prospects of emerging market equity instruments to be attractive, the Fund may also opportunistically invest up to 5% of its net assets in convertible investments, equity instruments or pooled vehicles such as exchange-traded funds ("ETFs") or collective investment funds in order to gain exposure to a specific region, country, or market sector or for other reasons consistent with its investment strategy.

The Adviser actively manages the Fund's portfolio. The Adviser's investment process is primarily concerned with the selection of investments among foreign market debt securities (also known as "security selection"). The Fund has no duration target or parameters with respect to its average portfolio duration. Rather, the Adviser may lengthen or shorten average portfolio duration in response to changing market conditions. These duration adjustments can be made either by buying or selling portfolio investments or through the use of derivative contracts.

The investment process entails a thorough assessment of the global macroeconomic environment and determines the most relevant investment themes that drive foreign markets. These investment themes can be either secular or cyclical in nature and are intended to define guiding principles which permeate through the various stages of the investment process from country and sector to individual corporate issuer. In selecting investments, the Adviser gives emphasis to the underlying quality of issuers domiciled in foreign markets. The Adviser performs intensive credit analysis of both sovereign and corporate debt issues. Secondarily, the Adviser considers the extent to which market interest rates may impact the potential investment return of foreign debt securities.

The Adviser analyses credit by performing fundamental analysis of: (1) countries to find relatively favorable economic and political conditions; and (2) available securities in selected countries. In selecting countries, the Adviser analyses the financial condition of an emerging market country including its credit ratings, government finances and outstanding public debt, as well as the political environment of that country among other factors. The Adviser also considers how developments in other countries in the region or world might affect these factors. Using its analysis, the Adviser attempts to identify countries with favorable characteristics, such as strengthening economy, favorable inflation rate, sound budget policy or strong public commitment to repay government debt.

For investments in corporate issuers, the Adviser analyses the business, competitive position and financial condition of the issuer to assess whether the instrument's risk is commensurate with its potential return.

Because the Fund refers to fixed-income investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets (plus any borrowings for investment purposes) in fixed-income securities.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. Shareholders of the Fund will be exposed to the same risks as the Underlying Fund, which broadly consist of the risks of investing in fixed-income securities of issuers in both developed and emerging market countries, as well as derivative contracts. The primary factors that may reduce the Fund's returns include:
  Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Noninvestment-grade securities generally have a higher default risk than investment-grade securities. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
  Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Liquidity Risk. Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment-grade or are not widely held or are issued by companies located in emerging markets. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund or the Underlying Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund or the Underlying Fund's performance.
  Risk of Foreign Investing. Because the Fund or the Underlying Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund or the Underlying Fund may experience increased volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign currencies through direct holding of such currencies or holding of non-U.S. dollar denominated securities. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.
  Eurozone Related Risk. A number of countries in the European Union (EU) have experienced, and may continue to experience, severe economic and financial difficulties. Additional EU member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund's and the Underlying Fund's investments in euro-denominated securities and derivatives contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries.
  Risk of Investing in Emerging Markets. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.
  Interest Rate Risk. Prices of fixed-income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Also, interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.
  Risk Associated with Noninvestment-Grade Securities. Securities rated below investment grade, (which are also known as junk bonds), generally entail greater credit and liquidity risks than investment-grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.
  Risk Related to the Economy. Low-grade corporate bond returns are sensitive to changes in the economy. The value of the Fund's or the Underlying Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.
  Risk of Investing in Derivative Contracts and Hybrid Instruments. The Fund's or the Underlying Fund's use of derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund or the Underlying Fund and a potential reduction in gains to the Fund or the Underlying Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund's Statement of Additional Information (SAI), such as interest rate, credit, currency, liquidity and leverage risks.
  Leverage Risk. Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund or the Underlying Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's or the Underlying Fund's risk of loss and potential for gain.
  Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. The inability of the Fund or the Underlying Fund to make intended securities purchases due to settlement problems could cause the Fund or the Underlying Fund to miss attractive investment opportunities.
  Share Ownership Concentration Risk. A majority of the Underlying Fund's Shares may be held by other mutual funds advised by the Adviser and its affiliates. It also is possible that some or all of these other mutual funds will decide to purchase or redeem shares of the Underlying Fund simultaneously or within a short period of time of one another in order to execute their asset allocation strategies which could have adverse consequences for the Underlying Fund and other shareholders.
  Technology Risk. Proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance: Bar Chart and Table Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.
Federated International Bond Strategy Portfolio

Within the periods shown in the bar chart, the Fund's highest quarterly return was 17.83% (quarter ended June 30, 2009). Its lowest quarterly return was (1.80)% (quarter ended September 30, 2011).
Average Annual Total Return Table
In addition to Return Before Taxes, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as a 401(k) plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plan.

(For the Period Ended December 31, 2012)
Average Annual Total Returns		1 Year	Since Inception	Inception Date
Federated International Bond Strategy Portfolio		10.97%	17.65%	Dec 24, 2008
Federated International Bond Strategy Portfolio Return After Taxes on Distributions		9.32%	15.78%	Dec 24, 2008
Federated International Bond Strategy Portfolio Return After Taxes on Distributions and Sale of Fund Shares		7.28%	14.33%	Dec 24, 2008
Federated International Bond Strategy Portfolio Barclays Capital Emerging Market Index (reflects no deduction for fees, expenses or taxes)	[1]	17.95%	10.25%	Dec 24, 2008
Federated International Bond Strategy Portfolio JPMorgan Global (ex-U.S.) Government Index (reflects no deduction for fees, expenses or taxes)	[2]	0.84%	5.72%	Dec 24, 2008
Federated International Bond Strategy Portfolio Blended Index (reflects no deduction for fees, expenses or taxes)	[3]	9.40%	7.99%	Dec 24, 2008
[1]	The Barclays Capital Emerging Markets Index tracks total returns for external-currency-denominated debt instruments of the emerging markets.
[2]	The JPMorgan Global (ex-U.S.) Government Index tracks total returns for external-currency-denominated debt instruments of the emerging markets.
[3]	The Blended Index is a custom blended index compromised of the Barclays Capital Emerging Markets Index (50%) and JPMorgan (ex-U.S.) Government Index (50%).

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Managed Pool Series
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Federated International Bond Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Federated International Bond Strategy Portfolio (the "Fund")
Objective [Heading]	rr_ObjectiveHeading	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to achieve total return on its assets, by investing primarily in foreign government and corporate bonds in both developed and emerging markets.
Expense [Heading]	rr_ExpenseHeading	RISK/RETURN SUMMARY: FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing primarily in non-dollar and dollar denominated fixed-income securities of foreign governments and their agencies or foreign corporations. The Fund does not limit its investment to securities of issuers in a particular market capitalization or maturity range or rating category, and can hold rated and unrated securities, including securities rated below investment grade. The Fund invests in fixed-income securities of issuers in both developed and emerging market countries. When investing in emerging markets fixed-income securities, the Fund may invest in such securities directly or through investment in the Emerging Markets Fixed Income Core Fund (the "Underlying Fund"), a portfolio of Federated Core Trust II, L.P. At times, the Fund's investment in the Underlying Fund may be a substantial portion of its portfolio.

The Fund may invest in debt investments denominated in any currency. The Fund may buy or sell currencies in lieu of or in addition to non-U.S. dollar denominated fixed-income investments in order to increase or decrease its exposure to interest rate and/or currency markets.

Although not a part of the Fund's principal investment policies and strategies, when the Adviser considers the risk/return prospects of emerging market equity instruments to be attractive, the Fund may also opportunistically invest up to 5% of its net assets in convertible investments, equity instruments or pooled vehicles such as exchange-traded funds ("ETFs") or collective investment funds in order to gain exposure to a specific region, country, or market sector or for other reasons consistent with its investment strategy.

The Adviser actively manages the Fund's portfolio. The Adviser's investment process is primarily concerned with the selection of investments among foreign market debt securities (also known as "security selection"). The Fund has no duration target or parameters with respect to its average portfolio duration. Rather, the Adviser may lengthen or shorten average portfolio duration in response to changing market conditions. These duration adjustments can be made either by buying or selling portfolio investments or through the use of derivative contracts.

The investment process entails a thorough assessment of the global macroeconomic environment and determines the most relevant investment themes that drive foreign markets. These investment themes can be either secular or cyclical in nature and are intended to define guiding principles which permeate through the various stages of the investment process from country and sector to individual corporate issuer. In selecting investments, the Adviser gives emphasis to the underlying quality of issuers domiciled in foreign markets. The Adviser performs intensive credit analysis of both sovereign and corporate debt issues. Secondarily, the Adviser considers the extent to which market interest rates may impact the potential investment return of foreign debt securities.

The Adviser analyses credit by performing fundamental analysis of: (1) countries to find relatively favorable economic and political conditions; and (2) available securities in selected countries. In selecting countries, the Adviser analyses the financial condition of an emerging market country including its credit ratings, government finances and outstanding public debt, as well as the political environment of that country among other factors. The Adviser also considers how developments in other countries in the region or world might affect these factors. Using its analysis, the Adviser attempts to identify countries with favorable characteristics, such as strengthening economy, favorable inflation rate, sound budget policy or strong public commitment to repay government debt.

For investments in corporate issuers, the Adviser analyses the business, competitive position and financial condition of the issuer to assess whether the instrument's risk is commensurate with its potential return.

Because the Fund refers to fixed-income investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets (plus any borrowings for investment purposes) in fixed-income securities.
Risk [Heading]	rr_RiskHeading	What are the Main Risks of Investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. Shareholders of the Fund will be exposed to the same risks as the Underlying Fund, which broadly consist of the risks of investing in fixed-income securities of issuers in both developed and emerging market countries, as well as derivative contracts. The primary factors that may reduce the Fund's returns include:
  Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Noninvestment-grade securities generally have a higher default risk than investment-grade securities. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
  Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Liquidity Risk. Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment-grade or are not widely held or are issued by companies located in emerging markets. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund or the Underlying Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund or the Underlying Fund's performance.
  Risk of Foreign Investing. Because the Fund or the Underlying Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund or the Underlying Fund may experience increased volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign currencies through direct holding of such currencies or holding of non-U.S. dollar denominated securities. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.
  Eurozone Related Risk. A number of countries in the European Union (EU) have experienced, and may continue to experience, severe economic and financial difficulties. Additional EU member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund's and the Underlying Fund's investments in euro-denominated securities and derivatives contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries.
  Risk of Investing in Emerging Markets. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.
  Interest Rate Risk. Prices of fixed-income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Also, interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.
  Risk Associated with Noninvestment-Grade Securities. Securities rated below investment grade, (which are also known as junk bonds), generally entail greater credit and liquidity risks than investment-grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.
  Risk Related to the Economy. Low-grade corporate bond returns are sensitive to changes in the economy. The value of the Fund's or the Underlying Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.
  Risk of Investing in Derivative Contracts and Hybrid Instruments. The Fund's or the Underlying Fund's use of derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund or the Underlying Fund and a potential reduction in gains to the Fund or the Underlying Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund's Statement of Additional Information (SAI), such as interest rate, credit, currency, liquidity and leverage risks.
  Leverage Risk. Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund or the Underlying Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's or the Underlying Fund's risk of loss and potential for gain.
  Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. The inability of the Fund or the Underlying Fund to make intended securities purchases due to settlement problems could cause the Fund or the Underlying Fund to miss attractive investment opportunities.
  Share Ownership Concentration Risk. A majority of the Underlying Fund's Shares may be held by other mutual funds advised by the Adviser and its affiliates. It also is possible that some or all of these other mutual funds will decide to purchase or redeem shares of the Underlying Fund simultaneously or within a short period of time of one another in order to execute their asset allocation strategies which could have adverse consequences for the Underlying Fund and other shareholders.
  Technology Risk. Proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart and Table Risk/Return Bar Chart
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	FederatedInvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Federated International Bond Strategy Portfolio
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Within the periods shown in the bar chart, the Fund's highest quarterly return was 17.83% (quarter ended June 30, 2009). Its lowest quarterly return was (1.80)% (quarter ended September 30, 2011).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns donot reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as a 401(k) plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	In addition to Return Before Taxes, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition to Return Before Taxes, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as a 401(k) plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plan.

(For the Period Ended December 31, 2012)
Federated International Bond Strategy Portfolio | Federated International Bond Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.55%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	6.55%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	none
1 Year	rr_ExpenseExampleYear01	none
3 Years	rr_ExpenseExampleYear03	none
5 Years	rr_ExpenseExampleYear05	none
10 Years	rr_ExpenseExampleYear10	none
2009	rr_AnnualReturn2009	43.22%
2010	rr_AnnualReturn2010	10.81%
2011	rr_AnnualReturn2011	8.21%
2012	rr_AnnualReturn2012	10.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.80%)
1 Year	rr_AverageAnnualReturnYear01	10.97%
Since Inception	rr_AverageAnnualReturnSinceInception	17.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2008
Federated International Bond Strategy Portfolio | Return After Taxes on Distributions | Federated International Bond Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.32%
Since Inception	rr_AverageAnnualReturnSinceInception	15.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2008
Federated International Bond Strategy Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Federated International Bond Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.28%
Since Inception	rr_AverageAnnualReturnSinceInception	14.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2008
Federated International Bond Strategy Portfolio | Barclays Capital Emerging Market Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.95%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	10.25%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2008	[2]
Federated International Bond Strategy Portfolio | JPMorgan Global (ex-U.S.) Government Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.84%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.72%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2008	[3]
Federated International Bond Strategy Portfolio | Blended Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.40%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.99%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2008	[4]

[1]	The Adviser will not charge a fee for its advisory services to the Fund. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. Shareholders must approve any change to the contractual reimbursements. The table shows the net expenses of the Fund as 0.00% reflecting the fact that the Fund is used to implement certain fixed-income strategies that are offered to Eligible Investors and Eligible Accounts (as such are defined in this Prospectus). Investors should carefully consider the separate fees charged in connection with investment in the Fund.
[2]	The Barclays Capital Emerging Markets Index tracks total returns for external-currency-denominated debt instruments of the emerging markets.
[3]	The JPMorgan Global (ex-U.S.) Government Index tracks total returns for external-currency-denominated debt instruments of the emerging markets.
[4]	The Blended Index is a custom blended index compromised of the Barclays Capital Emerging Markets Index (50%) and JPMorgan (ex-U.S.) Government Index (50%).

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Managed Pool Series
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Document Creation Date	dei_DocumentCreationDate	Jan 29, 2013